Segment Information (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Key Performance Information of Reportable Segments

The following table presents the key performance information of the Company’s reportable segments (in thousands):

	Three Months Ended
	June 30, 2012	July 2, 2011

Revenue:
Net sales: Retail	$215,004	$122,344
Wholesale	182,366	109,938
Licensing	17,495	10,844

Total revenue	$414,865	$243,126

Income from operations:
Retail	$59,879	$27,922
Wholesale	40,718	10,868
Licensing	11,346	6,186

Income from operations	$111,943	$44,976

The following table presents the key performance information of the Company’s reportable segments (in thousands):

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Revenue:
Net sales: Retail	$626,940	$344,195	$186,538
Wholesale	610,160	413,605	296,914
Licensing	65,154	45,539	24,647

Total revenue	$1,302,254	$803,339	$508,099

Income from operations:
Retail	$121,851	$61,194	$15,514
Wholesale	85,000	48,241	31,258
Licensing	40,831	27,431	9,402

Income from operations	$247,682	$136,866	$56,174

Depreciation and Amortization Expense for Each Segment

Depreciation and amortization expense for each segment are as follows (in thousands):

	Three Months Ended
	June 30, 2012	July 2, 2011

Depreciation and amortization:
Retail	$9,213	$5,601
Wholesale	3,766	2,841
Licensing	76	59

Total depreciation and amortization	$13,055	$8,501

Depreciation and amortization expense for each segment are as follows (in thousands):

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Depreciation:
Retail(1)	$25,293	$16,526	$11,969
Wholesale	12,012	8,894	6,799
Licensing	249	123	75

Total depreciation	$37,554	$25,543	$18,843

(1)	Excluded in the above table are impairment charges related to the retail segment for $3.3 million and $3.8 million, during the fiscal years ended March 31, 2012 and April 2, 2011, respectively.

Total Revenue (as Recognized Based on Country of Origin)

Total revenue (as recognized based on country of origin), and long-lived assets by geographic location of the consolidated Company are as follows (in thousands):

	Three Months Ended
	June 30, 2012	July 2, 2011

Revenue:
North America (U.S. and Canada)	$377,149	$225,768
Europe	33,387	15,864
Other regions	4,329	1,494

Total revenue	$414,865	$243,126

Total revenue (as recognized based on country of origin), and long-lived assets by geographic location of the consolidated Company are as follows (in thousands):

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Net revenues:
North America (U.S. and Canada)	$1,183,234	$763,819	$497,278
Europe	108,790	38,502	10,821
Other regions	10,230	1,018	—

Total net revenues	$1,302,254	$803,339	$508,099

Long-Lived Assets by Geographic Location

	As of
	June 30, 2012	March 31, 2012

Long-lived assets:
North America (U.S. and Canada)	$160,531	$151,516
Europe	27,499	27,857
Other regions	5,971	5,528

Total Long-lived assets:	$194,001	$184,901

	As of
	March 31, 2012	April 2, 2011
Long-lived assets:
North America (U.S. and Canada)	$151,516	$113,702
Europe	27,857	19,539
Other regions	5,528	1,878

Total Long-lived assets:	$184,901	$135,119